Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Liabilities [Abstract]
Schedule of derivative liabilities
	For the Year Ended December 31, 2022
	Warrants
	Public	Private			Convertible
	SPAC	SPAC	PIPE	Other	Notes	Total
Balance as of January 1, 2022	$8,048,850	$467,325	$6,516,300	$187,892	$-	$15,220,367
Change in fair value of derivative liabilities	(8,017,225)	(466,069)	(6,474,200)	(187,492)	-	(15,144,986)
Balance as of December 31, 2022	$31,625	$1,256	$42,100	$400	$-	$75,381

(1)	See Note 10 – Convertible Notes Payable

Schedule of fair value of Level 3 derivative liabilities (except the Public Special Purpose Acquisition Companies (“SPAC”) warrants as defined below, which are Level 1 derivative liabilities that are measured at fair value on a recurring basis
	For the Year Ended December 31, 2021
	Warrants
	Public	Private			Convertible
	SPAC	SPAC	PIPE	Other	Notes	Total
Balance as of January 1, 2021	$3,795,000	$256,275	$-	$165,895	$225,800	$4,442,970
Extinguishment of derivative liabilities in connection with conversion of debt (1)	-	-	-	-	(591,203)	(591,203)
Warrants issued in connection with the financing	-	-	7,294,836	-	-	7,294,836
Warrants issued relates to Alpha settlement (1)	-	-	-	95,677	-	95,677
Extinguishment of derivative liabilities in connection with the Alpha settlement (1)	-	-	-	-	(699,301)	(699,301)
Change in fair value of derivative liabilities	4,253,850	211,050	(778,536)	(73,680)	1,064,704	4,677,388
Balance as of December 31, 2021	$8,048,850	$467,325	$6,516,300	$187,892	$-	$15,220,367

(1)	See Note 10 – Convertible Notes Payable

Schedule of option pricing models
December 31, 2022
Risk-free interest rate	2.30% - 4.50%
Expected term in years	1.59 – 3.90
Expected volatility	76.0% – 105.0%
Expected dividends	0%

February 23, 2021
Risk-free interest rate	0.59%
Expected term in years	5.00
Expected volatility	85%
Expected dividends	0%

March 12, 2021
Risk-free interest rate	0.68%
Expected term in years	3.84
Expected volatility	85%
Expected dividends	0%

July 29, 2021
Risk-free interest rate	0.37%
Expected term in years	3.00
Expected volatility	85%
Expected dividends	0%

January 15, 2021 to
February 5, 2021
Risk-free interest rate	0.00% - 0.14%
Expected term in years	0.02 - 0.18
Expected volatility	120% - 161%
Expected dividends	0%

Schedule of warrant activity
	Number of Warrants		Weighted Average Exercise Price	Weighted Average Remaining Life in Years		Intrinsic Value
Outstanding, January 1, 2021	303,245		$228.69	4.9		-
Issued	254,450		124.77
Exercised	-		-
Cancelled	-		-
Expired	-		-
Outstanding, December 31, 2021	577,695		$181.20	4.1		-
Issued	4,508,923		3.44	5.4
Exercised	(1,630,890)		0.0001	-	(1)
Cancelled		-	-
Expired		-	-
Outstanding, December 31, 2022	3,435,728		$33.94	5.1		-

Exercisable, December 31, 2022	577,695		$181.28	3.1		-

(1)	Note that the warrants are exercisable until they are exercised in full and have no expiration date; as such, they have been excluded from this calculation.

Schedule of outstanding and exercisable warrants
Warrants Outstanding		Warrants Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$100.00	128,200	3.2	128,200
$105.60	3,183	2.3	3,183
$141.40	1,250	1.6	1,250
$150.00	125,000	3.6	125,000
$230.00	300,062	2.9	300,062
$21.20	306,604	-	-
$3.50	2,571,429	-	-
	3,435,728	3.1	577,695

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$100.00	128,200	4.2	128,200
$105.60	3,183	3.3	3,183
$141.40	1,250	2.6	1,250
$150.00	125,000	4.6	125,000
$230.00	300,062	3.9	300,062
	577,695	4.1	577,695